Financial Instrument Risk Management - Equities by Issuer Country (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	CAD 137,691	CAD 134,491
Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,020	5,774
Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	942	758
Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,078	5,016
Canada | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,335	3,441
Canada | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	53	37
Canada | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,282	3,404
United States | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,436	1,295
United States | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	671	538
United States | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	765	757
United Kingdom | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	135	131
United Kingdom | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	5
United Kingdom | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	130	126
Other countries | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,114	907
Other countries | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	213	178
Other countries | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	CAD 901	CAD 729